UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks Multi-Cap Opportunities Fund

SEMI-ANNUAL REPORT
May 31, 2008

Zacks Multi-Cap Opportunities Fund
A series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Portfolio of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Fund Information	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack Multi-Cap Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Zacks Multi-Cap Opportunities Fund
Fund Expenses May 31, 2008 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/07 to 5/31/08.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/01/07	5/31/08	12/01/07 - 5/31/08
Class A
	Actual Performance	$1,000.00	$963.00	$8.10
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.75	$8.32
Class C
	Actual Performance	$1,000.00	$960.10	$11.76
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.00	$12.08

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Zacks Multi-Cap Opportunities Fund
Portfolio of Investments - May 31, 2008
(Unaudited)

Sector Representation as of 5/31/08 (% of net assets)

Sector Breakdown	% of Net Assets
Information Technology	15.8%
Health Care	14.4%
Industrials	13.3%
Consumer Staples	11.9%
Consumer Discretionary	11.7%
Energy	7.3%
Financials	4.8%
Utilities	3.6%
Telecommunication Services	2.3%
Materials	1.8%
Total Investments	86.9%
Exchange-Traded Funds	5.0%
Other Assets in excess of Liabilities	8.1%
Net Assets	100.0%

Shares		Value
	Common Stocks - 86.9%
	Consumer Discretionary - 11.7%
3,400	Bally Technologies, Inc. (a)	$153,034
9,953	Goodyear Tire & Rubber Co. (The) (a)	252,906
6,513	Hasbro, Inc.	236,031
5,472	McDonald's Corp.	324,599
1,998	Nike, Inc., Class B	136,603
3,098	Priceline.com, Inc. (a)	416,775
8,021	Saks, Inc. (a)	110,850
3,901	Snap-On Incorporated	241,550
6,797	TJX Companies, Inc.	217,912
7,371	Tupperware Brands Corp.	282,309
767	Wabco Holdings, Inc.	40,083
6,405	Walt Disney, Co.	215,208
		2,627,860
	Consumer Staples - 11.9%
6,586	Archer-Daniels-Midland Co.	261,464
1,907	Church & Dwight Co., Inc.	108,566
4,070	Colgate-Palmolive Co.	302,645
3,809	Corn Products International, Inc.	179,061
2,465	Costco Wholesale Corp.	175,804
8,340	Hain Celestial Group, Inc. (a)	239,942
9,637	Kroger Co.	266,367
4,864	PepsiCo, Inc.	332,210
3,765	Procter & Gamble Co.	248,678
6,088	Safeway, Inc.	194,025
1,319	Sanderson Farms, Inc.	65,858
4,901	Wal-Mart Stores, Inc.	282,984
		2,657,604

See accompanying Notes to Financial Statements

Zacks Multi-Cap Opportunities Fund
Portfolio of Investments - May 31, 2008
(Unaudited)

Shares		Value
	Energy - 7.3%
1,546	Alpha Natural Resources, Inc. (a)	$126,277
2,134	Apache Corp.	286,084
1,379	Arch Coal, Inc.	89,511
4,861	Chevron Corp.	481,969
4,653	ConocoPhillips	433,194
4,490	St. Mary Land & Exploration Co.	228,810
		1,645,845
	Financials - 4.8%
3,537	AON Corp.	166,911
4,427	Bank of New York Mellon Corp.	197,134
2,057	Hartford Financial Services Group, Inc.	146,191
3,175	Northern Trust Corp.	241,300
2,510	State Street Corp.	180,770
5,606	W. R. Berkley Corp.	151,867
		1,084,173
	Health Care - 14.4%
4,745	Baxter International, Inc.	289,920
3,567	Becton Dickinson & Co.	301,233
3,597	Cephalon, Inc. (a)	243,553
7,463	Dentsply International, Inc. (a)	302,550
1,636	Genentech, Inc. (a)	115,943
1,313	Intuitive Surgical, Inc. (a)	385,483
4,072	Johnson & Johnson	271,765
4,611	Medco Health Solutions, Inc. (a)	223,403
3,211	Perrigo Co.	117,555
7,605	Sciele Pharma, Inc. (a)	166,626
6,256	St. Jude Medical, Inc. (a)	254,932
5,426	Teva Pharmaceutical Industries Ltd. ADR	248,131
5,213	Thermo Fisher Scientific, Inc. (a)	307,671
		3,228,765
	Industrials - 13.3%
4,337	Actuant Corp. - Class A	158,344
2,648	Boeing Co.	219,175
5,456	Emerson Electric Co.	317,430
3,237	Gardner Denver, Inc. (a)	171,755
4,020	Goodrich Corp.	260,536
7,103	Hexcel Corp. (a)	187,945
13,062	JA Solar Holdings Co., Ltd. ADR (a)	277,829
3,944	Macquarie Infrastructure Co. Trust	131,099
2,692	Middleby Corp. (a)	153,686
4,597	Norfolk Southern Corp.	309,746
4,279	Raytheon Co.	273,257
2,557	Terex Corp. (a)	182,442
1,831	Triumph Group, Inc.	113,870
3,716	Watson Wyatt Worldwide, Inc. - Class A	217,646
		2,974,760

	Information Technology - 15.8%
7,629	Accenture Ltd.	311,416
4,926	Autodesk, Inc. (a)	202,754
8,369	Broadcom Corp. (a)	240,107

See accompanying Notes to Financial Statements

Zacks Multi-Cap Opportunities Fund
Portfolio of Investments - May 31, 2008
(Unaudited)

Shares		Value
	Information Technology, continued
2,508	CACI International, Inc. (a)	$127,833
5,092	Citrix Systems, Inc.(a)	174,299
6,256	Comverse Technology, Inc. (a)	116,674
4,450	Diodes, Inc. (a)	125,624
11,538	eBay, Inc. (a)	346,255
143	Google, Inc. (a)	83,769
6,000	Harris Corp.	394,680
5,936	Hewlett-Packard Co.	279,348
3,266	International Business Machines Corp.	422,718
1,787	Mettler-Toledo International Inc. (a)	185,312
8,913	Microsoft Corp.	252,416
12,220	Oracle Corp. (a)	279,105
		3,542,310
	Materials - 1.8%
4,070	Albemarle Corp.	180,993
4,518	Celanese Corp.	220,027
		401,020
	Telecommunication Services - 2.3%
9,427	AT&T, Inc.	376,137
6,067	Syniverse Holdings Inc. (a)	130,805
		506,942
	Utilities - 3.6%
3,432	California Water Service Group	125,062
5,426	DPL, Inc.	154,207
7,507	Integrys Energy Group, Inc.	385,484
3,343	Progress Energy, Inc.	142,947
		807,700
	Total Common Stocks
	(Cost $18,595,591)	19,476,979

	Exchange-Traded Funds - 5.0%
18,351	Financial Select Sector SPDR Fund	454,371
5,513	PowerShares Dynamic Oil & Gas Services Portfolio	178,125
11,616	Utilities Select SPDR Fund	479,857

	Total Exchange-Traded Funds
	(Cost $1,122,167)	1,112,353

	Demand Deposit - 5.6%
1,260,934	UMB Money Market Fiduciary, 0.92%	1,260,934

	Total Demand Deposit
	(Cost $1,260,934)	1,260,934

	Total Investments - 97.5%
	(Cost $20,978,692)	21,850,266
	Other Assets in excess of Liabilities - 2.5%	571,479
	Net Assets - 100.0%	$22,421,745

ADR- American Depository Receipt

(a) Non-income producing security.

See accompanying Notes to Financial Statements

Zacks Multi-Cap Opportunities Fund
Statement of Assets and Liabilities
May 31, 2008 (Unaudited)

Assets
Investments in securities, at value (cost $20,978,692)	$21,850,266
Receivables:
Fund shares sold	1,404,474
Dividends	23,827
Prepaid expenses	3,834
Total assets	23,282,401

Liabilities
Cash overdraft	245,343
Payable for securities purchased	467,851
Payable for fund shares redeemed	81,293
Payable to Advisor	8,735
Accrued distribution and service plan fees	8,538
Accrued administration fees	5,601
Accrued custody fees	3,528
Accrued fund accounting fees	3,839
Accrued transfer agent fees	11,095
Accrued other expenses and other liabilities	24,833
Total liabilities	860,656

Net Assets	$22,421,745

Composition of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,576,626
Accumulated net investment loss	(10,654)
Accumulated net realized loss on investments	(15,801)
Net unrealized appreciation on investments	871,574
Net Assets	$22,421,745

Maximum Offering Price per Share
Class A Shares:
Net asset value and redemption price per share (Based on net assets of
$20,398,828 and 1,200,888 shares of beneficial interest issued and outstanding)	$16.99
Maximum sales charge (5.75%* of offering price)	1.04
Maximum offering price to public	$18.03

Class C Shares:
Net asset value and offering price per share (Based on net assets of
$2,022,917 and 121,498 shares of beneficial interest issued and outstanding)	$16.65

*  On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Zacks Multi-Cap Opportunities Fund
Statement of Operations
For the Six Months Ended May 31, 2008 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $94)	$42,859
Interest	3,093
Total income		$45,952

Expenses
Advisory fee	29,468
Distribution (12b-1) and service fees (attributed to Class A and C of $7,326 and $3,439, respectively)	10,765
Administration fees	10,755
Professional fees	10,028
Transfer agent fees and expenses	9,882
Registration	8,773
Fund accounting	8,563
Chief compliance officer fees	3,761
Custody	2,616
Trustees' fees and expenses	2,397
Insurance	1,844
Printing	1,816
Miscellaneous	564

Total expenses		101,232
Investment advisory fee waived		(29,468)
Other expenses waived or reimbursed		(15,158)
Net expenses		56,606
Net investment loss		(10,654)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments		(13,623)
Change in net unrealized appreciation		679,331
Net realized and unrealized gain on investments		665,708

Net Increase in Net Assets from Operations		$655,054

See accompanying Notes to Financial Statements.

Zacks Multi-Cap Opportunities Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2008 (Unaudited)		For the Year Ended November 30, 2007
Operations
Net investment loss	$(10,654)		$(7,971)
Net realized gain (loss) on investments	(13,623)		113,800
Net change in unrealized appreciation on investments	679,331		75,016
Net increase in net assets resulting from operations	655,054		180,845

Distributions to Shareholders
From net realized gain	(78,466)		-

Capital Transactions
Net proceeds from shares sold	21,177,986		358,320
Net proceeds from shares reinvested	38,657		-
Cost of shares redeemed	(800,762)	*	(444,627)
Net change in net assets from capital transactions	20,415,881		(86,307)

Total increase in net assets	20,992,469		94,538

Net Assets
Beginning of period	1,429,276		1,334,738
End of period	$22,421,745		$1,429,276

Accumulated net investment loss	$(10,654)		$-

*  Net of redemption fee proceeds of $312.

See accompanying Notes to Financial Statements.

Zacks Multi-Cap Opportunities Fund
Class A Financial Highlights

Per Share Operating Performance for a Share Outstanding Throughout the Period	For the Six Months Ended May 31, 2008 (Unaudited)		For the Year Ended November 30, 2007+	For the Period December 5, 2005** through November 30, 2006+
Net Asset Value, Beginning of Period	$18.94		$16.56	$15.00
Income from Investment Operations
Net investment income (loss)	0.05	(a)	(0.06)	(0.04)	(a)
Net realized and unrealized gain (loss) on investments	(0.71)		2.44	1.60
Total from investment operations	(0.66)		2.38	1.56

Less Distributions:
From net realized gain	(1.29)		-	-

Redemption fee proceeds	-	^	-	-

Net Asset Value, End of Period	$16.99		$18.94	$16.56

Total return* (b)	(3.70%)	***	14.37%	10.40%	***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$20,399		$1,131	$917
Ratio of expenses to average net assets*	1.65%	(c)	1.65%	1.65%	(c)
Ratio of net investment loss to average net assets*	(0.25%)	(c)	(0.37%)	(0.29%)	(c)
Portfolio turnover rate	26%	***	69%	93%	***

*	If certain expenses had not been waived or reimbursed by the Advisor, total return
	would have been lower and the ratios would have been as follows:
	Ratio of expenses to average net assets	2.95%	(c)	16.27%	41.38%	(c)
	Ratio of net investment loss to average net assets	(1.55%)	(c)	(14.99%)	(40.02%)	(c)

**	Commencement of investment operations
***	Non-annualized
^	Amount represents less than $0.01 per share.
+
Zacks Investment Management, Inc. ("Zacks") serves as the Fund's Advisor effective December 1, 2007. Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor from December 5, 2005 to November 30, 2007.

(a)	Based on average shares outstanding during the period.
(b)
Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

See accompanying Notes to Financial Statements.

Zacks Multi-Cap Opportunities Fund
Class C Financial Highlights

Per Share Operating Performance for a Share Outstanding Throughout the Period	For the Six Months Ended May 31, 2008 (Unaudited)		For the Year Ended November 30, 2007+	For the Period December 5, 2005** through November 30, 2006+
Net Asset Value, Beginning of Period	$18.64		$16.43	$15.00
Income from Investment Operations
Net investment income (loss)	0.20	(a)	(0.26)	(0.15)	(a)
Net realized and unrealized gain (loss) on investments	(0.90)		2.47	1.58
Total from investment operations	(0.70)		2.21	1.43

Less Distributions:
From net realized gain	(1.29)		-	-

Redemption fee proceeds	-	^	-	-

Net Asset Value, End of Period	$16.65		$18.64	$16.43

Total return* (b)	(3.99%)	***	13.45%	9.53%	***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$2,023		$299	$418
Ratio of expenses to average net assets*	2.40%	(c)	2.40%	2.40%	(c)
Ratio of net investment income to average net assets*	(0.99%)	(c)	(1.16%)	(1.04%)	(c)
Portfolio turnover rate	26%	***	69%	93%	***

*	If certain expenses had not been waived or reimbursed by the Advisor, total return
	would have been lower and the ratios would have been as follows:
	Ratio of expenses to average net assets	4.30%	(c)	16.39%	42.13%	(c)
	Ratio of net investment loss to average net assets	(2.89%)	(c)	(15.14%)	(40.77%)	(c)

**	Commencement of investment operations.
***	Non-annualized
^	Amount represents less than $0.01 per share.
+
Zacks Investment Management, Inc. ("Zacks") serves as the Fund's Advisor effective December 1, 2007. Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor from December 5, 2005 to November 30, 2007.

(a)	Based on average shares outstanding during the period.
(b)
Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after March 31, 2006). If the sales charge was included total returns would be lower. These returns include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

See accompanying Notes to Financial Statements.

Zacks Multi-Cap Opportunities Fund
Notes to Financial Statements May 31, 2008 (Unaudited)

Note 1 - Organization:
Zacks Multi-Cap Opportunities Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Note 2 - Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.

(c) Federal Income Taxes
No provision for federal income taxes has been made since the Fund has elected to be taxed as regulated investment companies and intends to distribute its net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(d) Distributions to Shareholders
Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Zacks Multi-Cap Opportunities Fund
Notes to Financial Statements May 31, 2008 (Unaudited) - continued

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) interpretation No. 48, Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Note 3 - Investment Advisory Agreement and Other Agreements:
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor had contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of the Fund's average daily net assets for Class A Shares and Class C Shares, respectively.

For the six months ended May 31, 2008, the Advisor waived all of its advisory fees and reimbursed other expenses of $44,626. For a period of five years subsequent to the Fund’s commencement of operations, the Advisor may recover from the Fund fees and expenses previously waived or reimbursed during the prior three years, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit. At May 31, 2008, the amount of these potentially recoverable expenses was $44,626. The Advisor has contractually agreed to maintain the current limitations on fund operating expenses through March 31, 2012.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrator. For the six months ended May 31, 2008, the Fund’s allocated fees paid to non interested Trustees are reported on the Statement of Operations.

Note 4 - Federal Income Taxes:
Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of November 30, 2007, the Fund had $700 of post-October capital losses which are deferred until December 1, 2007 for tax purposes.

Zacks Multi-Cap Opportunities Fund
Notes to Financial Statements May 31, 2008 (Unaudited) - continued

At May 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost of federal income tax purposes were as follows:

Cost of investments	$21,002,499
Gross unrealized appreciation	$1,129,306
Gross unrealized depreciation	(281,539)
Net unrealized appreciation on investments	$847,767

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$31,167
Undistributed long-term capital gains	46,299
Tax accumulated earnings	77,466
Accumulated capital and other losses	(700)
Unrealized appreciation on investments	191,765
Total accumulated earnings	$268,531

Note 5 - Capital Transactions:
For the six months ended May 31, 2008, capital transactions were as follows:

	For the six months ended May 31, 2008		For the year ended November 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	1,174,883	$19,328,427	17,881		$314,585
Class C	115,500	1,849,559	2,428		43,735
Total Sales	1,290,383	$21,177,986	20,309		$358,320

Reinvestment:
Class A	1,279	$22,352	---	$	---
Class C	949	16,305	---		---
Total Reinvestment	2,228	$38,657	---	$	---

Repurchases:
Class A	(34,973)	$(616,335)	(13,522)	$(235,997)
Class C	(10,971)	(184,427)	(11,857)	(208,630)
Total Repurchases	(45,944)	$(800,762)	(25,379)	$(444,627)

Zacks Multi-Cap Opportunities Fund
Notes to Financial Statements May 31, 2008 (Unaudited) - continued

Effective May 1, 2008, the Fund imposes a redemption fee of 2.00% of the total redemption amount on all shares redeemed or exchanged within 30 days of purchase or exchange into the Fund. The redemption fee is paid directly to the Fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. The Fund received $312 in redemption fees during the six months ended May 31, 2008.

Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC) of up to 1.00% of the value of the redemption. The CDSC will be imposed on most redemptions made within one year of the purchase for Class C Shares. For purchases made after March 31, 2006, a CDSC of 0.50% will be imposed on most redemptions made within months 13-18 of the purchase of Class C Shares. Sales charges do not represent expenses to the Fund. There were no CDSC collected for the six months ended May 31, 2008.

Note 6 - Investment Transactions:
For the six months ended May 31, 2008, purchases and sales of investments, excluding short-term investments, were $20,279,651 and $1,738,317, respectively.

Note 7 - Distribution and Service Plan:
The Fund has adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Fund and their shareholders.

For the six months ended May 31, 2008, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 8 - Indemnifications:
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 - Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

Zacks Multi-Cap Opportunities Fund
Notes to Financial Statements May 31, 2008 (Unaudited) - continued

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investment in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$ 21,850,266	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,850,266	-

* Other financial instruments include futures, forwards and swap contracts.

FUND INFORMATION

	TICKER	CUSIP

Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204

Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105

Privacy Principles of Zacks Multi-Cap Opportunities Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of Zacks Multi-Cap Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or by calling the Fund at (888) 453-4003.

Zacks Multi-Cap Opportunities Fund
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Zacks Multi-Cap Opportunities Fund
A series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date August 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date August 5, 2008

By (Signature and Title)      /s/ Rita Dam
Rita Dam, Treasurer

Date August 5, 2008